As filed with the Securities and
Exchange Commission
Registration No. 333-53548
====



S E C U R I T I E S   A N D   E X
C H A N G E   C O M M I S S I
O N
 Washington, D.C.  20549


 POST-EFFECTIVE AMENDMENT
NO. 1
            to
       F O R M  S-6

FOR REGISTRATION UNDER THE
SECURITIES ACT OF 1933
  OF SECURITIES OF UNIT
INVESTMENT TRUSTS
REGISTERED ON FORM N-8B-2


A.   Exact Name of Trust:

 TAX EXEMPT SECURITIES TRUST,
    National Trust 253

B.   Name of Depositor:
SALOMON SMITH BARNEY INC.


C.   Complete address of depositor's
principal executive office:

SALOMON SMITH BARNEY INC.
   388 Greenwich Street
New York, New York  10013


D.   Name and complete address of
agent for service:


     MICHAEL KOCHMANN

     Salomon Smith Barney Inc.

     300 First Stamford Place, 4th
Floor

     Stamford, Connecticut  06902



It is proposed that this filing will
become effective November 29, 2002
pursuant to paragraph (b) of Rule 485.
====

             TAX
    EXEMPT
            SECURI
    TIES
    TRUST



      National Trust 253



    U n i t   I n v e s t
    m e n t   T r u s t s




     The Tax Exempt
     Securities Trust
     is sponsored by
     Salomon Smith
     Barney Inc. and
     consists of one
     separate unit
     investment trust:
     National Trust
     253.  The trust
     contains a fixed
     portfolio of long
     term municipal
     bonds.  The
     interest income
     of these bonds is
     generally
     exempt from
     Federal income
     tax.



    The initial public offering of
    Units in the Trusts has been
    completed.  The Units offered
    hereby are issued and
    outstanding Units which have
    been acquired by the Sponsor
    either by purchase from the
    Trustee of Units tendered for
    redemption or in the secondary
    market.  The price at which the
    Units offered hereby were
    acquired was not less than the
    Redemption Price determined as
    described in Part B.


    Read and retain this Prospectus
    for future reference.


    The Securities and Exchange
    Commission has not approved or
    disapproved these Securities or
    passed upon the adequacy of this
    prospectus.  Any representation
    to the contrary is a criminal
    offense.


    Prospectus dated November 29,
    2002


    Note:  Part A may not be
    distributed unless accompanied
    by Part B.

   TAX EXEMPT SECURITIES
  TRUST
  INVESTMENT SUMMARY AS OF
  November 29, 2002
  ====


  Use this
  Investment
  Summary to help
  you decide
  whether the
  portfolios
  comprising the
  Tax Exempt
  Securities Trust
  are right for you.
  More detailed
  information can
  be found in Part
  B in this
  prospectus.

  Investment
  Objective

  Each of the trusts
  seeks to pay
  investors monthly
  distributions of
  tax exempt
  interest income
  while conserving
  their capital.  The
  Sponsor has
  selected a fixed
  portfolio of
  municipal bonds
  intended to
  achieve these
  goals.  There is,
  of course, no
  guarantee that the
  Trust's objectives
  will be achieved.

  Investment
  Strategy

  All of the bonds
  in each of the
  trusts were rated
  A or better by
  Standard &
  Poor's, Moody's
  or Fitch at the
  time of deposit.
  State designated
  trusts primarily
  contain bonds
  issued by the
  state for which
  the trust is named
  or counties,
  municipalities,
  authorities or
  political
  subdivisions of
  that state.

  Taxes

  Interest on all of
  the bonds in each
  of the trusts is
  generally exempt
  from regular
  Federal income
  taxes. Each of the
  bonds in the
  trusts received an
  opinion from
  bond counsel
  rendered on the
  date of issuance
  confirming its tax
  exempt status.

  Risk Factors

  Holders can lose
  money by
  investing in these
  trusts.  The value
  of the units and
  the bonds held in
  the portfolio can
  each decline in
  value.  An
  investment in
  units of a trust
  should be made
  with an
  understanding of
  the following
  risks:

       Municip
       al bonds
       are long-
       term
       fixed
       rate debt
       obligatio
       ns that
       decline
       in value
       with
       increase
       s in
       interest
       rates, an
       issuer's
       worseni
       ng
       financial
       conditio
       n or a
       drop in
       bond
       ratings.

       Investors
  will receive early
  returns or
  principal when
  bonds are called
  or sold before
  they mature.
  Investors may not
  be able to
  reinvest the
  money  they
  receive at as high
  a yield or as long
  a maturity.






       The
  municipal bonds
  could lose their
  tax-exempt status
  either due to
  future legislation
  or due to the
  failure of a public
  issuer of a bond
  (or private
  guarantor) to
  meet certain
  conditions
  imposed by
  various tax laws.

       The
  default of an
  issuer of a
  municipal bond in
  making its
  payment
  obligation could
  result in the loss
  of interest income
  and/or principal
  to investors.

       Since the
  portfolio of each
  of the trusts is
  fixed and "not
  managed", in
  general the
  Sponsor can only
  sell bonds at a
  trust's
  termination or in
  order to meet
  redemptions.  As
  a result, the price
  at which a bond
  is sold may not
  be the highest
  price it attained
  during the life of
  a trust.

  The Public
  Offering Price

  The Public
  Offering Price
  per unit is
  calculated by:

       dividing
  the aggregate bid
  price of the
  underlying bonds
  in a trust by the
  number of units
  outstanding

       adding a
  sales charge of
  5.00% (5.263%
  of the aggregate
  bid price of the
  bonds per unit)
  for the National
  Trust 253.

  Market for
  Units

  The Sponsor
  currently intends
  to repurchase
  units from
  holders at prices
  based upon the
  aggregate bid
  price of the
  underlying bonds.
  The Sponsor is
  not obligated to
  maintain a market
  and may stop
  doing so without
  prior notice for
  any business
  reason.  If the
  Sponsor stops
  repurchasing
  units, a unit
  holder may
  dispose of its
  units by
  redemption.  The
  price received
  from the Trustee
  by the unit holder
  for units being
  redeemed is also
  based upon the
  aggregate bid
  price of the
  underlying bonds.
  Units can be sold
  at any time to the
  Sponsor or the
  Trustee without
  fee or penalty.

         TAX EXEMPT SECURITIES TRUST
      NATIONAL TRUST 253
     SUMMARY OF ESSENTIAL
INFORMATION AS OF JANUARY 10, 2002

                Sponsor:
SALOMON SMITH BARNEY INC.
                Trustee:
JPMORGAN CHASE BANK
                Evaluator:    KENNY
S&P EVALUATION SERVICES

  ====


  Principal Amount of Securities in
  Trust
  $
  9,000,000
  Number of Units

  9,000
  Fractional Undivided Interest in
  Trust per Unit

  1/9,000
  Minimum Value of Trust:
       Trust may be terminated if
  Principal Amount is less than
  $
  4,500,000
  Principal Amount of Securities in
  Trust per Unit
  $
  1,000.00
  Public Offering Price per Unit #*
  $
  1,040.96
  Sales Charge (5% of Public Offering
  Price)#

        52.05
  Approximate Redemption and
  Sponsor's Repurchase Price per Unit
   (per Unit Bid Price of
  Securities)#**
            $
            988.9

  Calculation of Estimated Net Annual
  Income per Unit:
            Estimated Annual
  Income per Unit

            $
            57.96
            Less Estimated
  Annual Expenses per Unit


                   1.68
            Estimated Net Annual
  Income per Unit

            $
            56.28

  Monthly Income Distribution per
  Unit
            $
            4.69
  Daily Rate (360 day basis) of
  Income Accrual per Unit

            $
            .1563
  Estimated Current Return Based on
  Public Offering Price#


            5.40%
  Estimated Long-Term Return#


            5.28%




      Percentage based on the aggregate
bid price of the bonds in the trust.

     #Subject to changes in the prices of
the underlying securities. The aggregate bid price of the securities is determined on each business day as of the Evaluation Time.

     *Plus $2.18 per Unit representing
accrued interest and the net cash on hand, accrued expenses and amounts distributable to Unit holders through the expected date of settlement (three business days after January
10, 2002).  (See "Public Offering--Offering
Price".)

     **Plus $1.40per Unit representing
accrued interest and the net cash on hand, accrued expenses and amounts distributable to Unit holders of record as of January 7, 2002 on a pro rata basis. (See "Redemption of Units--Computation of Redemption Price per Unit".)

TAX EXEMPT SECURITIES TRUST
    SUMMARY OF ESSENTIAL
INFORMATION
   AS OF JANUARY 10, 2002
====


Sponsor

Salomon Smith
Barney, Inc.

Trustee

JPMorgan Chase
Bank

Evaluator

Kenny S&P
Evaluation
Services, a
business unit of
J.J. Kenny
Company, Inc.

Date of Deposit
and of Trust
Agreement

January 18, 2001

Mandatory
Termination
Date*

Each Trust will
terminate on the
date of maturity,
redemption, sale
or other
disposition of the
last Bond held in
the Trust.

Record Dates

The first day of
each month,
commencing
February 1, 2001

Distribution
Dates

The fifteenth day
of each month,
commencing
February 15,
2001

Evaluation Time

As of 1:00 P.M.
on the Date of
Deposit.
Thereafter, as of
4:00 P.M. New
York Time.

Evaluator's Fee

The Evaluator
will receive a fee
of $.29 per bond
per evaluation.

Sponsor's
Annual Portfolio
Supervision
Fee**

Maximum of $.25
per $1,000 face
amount of the
underlying Bonds.

__________

The Date of Deposit.  The Date of Deposit is
the date on which the Trust Agreement was
signed and the deposit with the Trustee was
made.
The actual date of termination of each Trust
may be considerably earlier (see Part B,
"Amendment and Termination of the Trust
Agreement   Termination").
     In addition to this amount, the
     Sponsor may be reimbursed for
     bookkeeping and other
     administrative expenses not
     exceeding its actual costs.

         TAX EXEMPT SECURITIES TRUST
 PORTFOLIO SUMMARY AS OF
JANUARY 10, 2002

National

Trust 253

Number of municipal bonds (from 12 states and the District of Columbia for the National Trust)

                                                 21

                                                Number of bonds issued with "original
issue discount"

                                                 18

                                                Average life to maturity of the Bonds in
the Trust (in years)

                                                28.1



Percentages
Bonds acquired from the Sponsor (as sole underwriter, member of underwriting syndicate or otherwise from its own organization)

                                                0.0%
General obligation bonds backed by the
taxing power of that issuer

                                                2.0%
Bonds not supported by the issuer's power to
levy tax

                                                98.0%

The bonds derived their income from the
following primary source:
capital improvement facilities

                                                1.9%
convention facilities

                                                8.1%
educational facilities

                                                22.6%
hospital and health care facilities

                                                37.9
                                                *
housing facilities

                                                9.0%
miscellaneous

                                                3.0%
pollution control facilities

                                                9.0%
power facilities

                                                4.7%
water and sewer facilities

                                                1.8%

The bonds in the trust are rated as follows:
Standard & Poor's
   AAA

   29.2%
   AA

    1.8%
   A

        20.7%
          Total

        51.7%
Moody's
   A

   33.9%
   Baa

          5.1%
          Total

        39.0%
Fitch
                                                A
                                                       9.3%

The following insurance companies have
insured the bonds in the trust as to
timely payment of principal and interest:
Asset Guaranty
   1.8%
AMBAC
   18.8%
FGIC
 5.8%
MBIA
        4.7%
          Total
        31.1%
_______
Percentage based on the aggregate bid price of
the bonds in the trust.
The trust is considered to be "concentrated" in
a particular category when bonds of that type
make up 25% or more
 of the portfolio.

     TAX EXEMPT SECURITIES
     TRUST
     FEE TABLE FOR
     NATIONAL TRUST 253
     ====
     This Fee Table is intended to help
     you to understand the costs and
     expenses that you will bear
     directly or indirectly.  See Public
     Sale of Units and Expenses and
     Charges.  Although each Trust is
     a unit investment trust rather
     than a mutual fund, this
     information is presented to
     permit a comparison of fees.
     ====


       January 10, 2002

     Unitholder Transaction
     Expenses
     As a % of Public
     Amounts
     Offering Price
     per Unit
         Maximum Sales Charge
     Imposed on Purchase
         (as a percentage of
     offering price)

         5.00%
         $52.05
         Maximum Sales Charge
     Imposed on Reinvested
     Dividends

         0.0%
         $  0.0
         Reimbursement to
     Sponsor for Estimated
     Organization Costs

         .240%
         $  2.50

     Estimated Annual Trust
     Operating Expenses
     (as a percentage of average
     net assets)
     As a % of
     Amounts
         Net Assets
     per Unit

         Trustee's Fee
            .096%
         $  .95
         Other Operating Expenses
            .049%
         $  .48
            Maximum Portfolio
     Supervision, Bookkeeping and
              Administrative Fees
              .025%
         $  .25
            Total
              .170%
         $1.68







TAX EXEMPT SECURITIES TRUST
====









         FINANCIAL AND STATISTICAL
INFORMATION
Selected data for each Unit outstanding



                            Inco
me
Principal
                              Uni
ts                         Net Asset
                            Distrib
utions
Distributions
              Period EndedOutstanding
                             Value
Per Unit
                           Per Unit
                              Per
Unit
                             <C
>                             <C
>
              January 18, 2001
                9,000
              $
              983.66
              $
              -
              $
              -

              October 31, 2001
                9,000
              $
              1,014.01
              $
              39.55
              $
              -

====



INDEPENDENT AUDITORS' REPORT
    To the Unit Holders, Sponsor and
Trustee of
    Tax Exempt Securities Trust, National
Trust 253:

    We have audited the accompanying
statement of assets and liabilities of Tax
Exempt Securities Trust, National Trust 253, including the portfolio of securities, as of October 31, 2001, and the related statements of operations and changes in net assets for the period from January 18, 2001 (date of deposit) to October 31, 2001. These financial statements are the responsibility of the Trustee (see Note 5). Our responsibility is to express an opinion on these financial statements based on our audit.
    We conducted our audit in accordance
with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001 by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
    In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Tax Exempt Securities Trust, National Trust
253 as of October 31, 2001, and the results of its operations and changes in its net assets for the period from January 18, 2001 (date of deposit) to October 31, 2001, in conformity with accounting principles generally accepted in the United States of America.



    KPMG  LLP
New York, New York
June 10, 2002

         TAX EXEMPT SECURITIES
TRUST
    NATIONAL TRUST 253
 STATEMENT OF ASSETS AND
LIABILITIES
     October 31, 2001
====


          ASSETS
Investments in tax exempt bonds, at
market value
(Cost $8,897,413) (Note 3 to Portfolio
of Securities)

    $
     9,082,106
Accrued interest


       165,562
    Total Assets

    $
     9,247,668

LIABILITIES AND NET ASSETS

Overdraft payable

    $
       119,669
Accrued expenses


                                                         1,829
    Total Liabilities


       121,498

Net Assets (9,000 units of fractional
undivided interest outstanding):
    Original cost to investors (Note 1)

    $
     9,358,740
    Less initial underwriting
commission (sales charge)
     (Note 1)


       438,827
    Less - organization costs (Note 6)


            22,500



    8,897,413
    Net unrealized market
appreciation


       184,69



    9,082,106
    Undistributed net investment
income


        44,064
Net Assets


                                                  9,126,170
                                               Total Liabilities and Net Assets

                                               $
                                                9,247,668

Net asset value per unit

                                               $
                                               1,014.01


         STATEMENT OF OPERATIONS
For the period from January 18,
2001 (date of deposit) through October
31, 2001
   Investment Income-interest
   (Note 2)
       $
          410,111
   Less expenses:
    Trustee's fees and expenses

         8,833
    Evaluator's fees

         1,264
    Organization expense
              22,500
       Total expenses

           32,597
    Net investment income

          377,514
   Realized and unrealized gain
   (loss) on investments:
    Net unrealized market
   appreciation

          184,693
    Net gain on investments

          184,693
    Net increase in net assets
   resulting from operations
       $
       562,207


The accompanying Notes to Financial
Statements are an integral part of these statements.

         TAX EXEMPT SECURITIES
TRUST
    NATIONAL TRUST 253
 STATEMENT OF CHANGES IN
NET ASSETS
For the period from January 18,
2001 (date of deposit) through October
31, 2001
====

  Operations:
   Net investment income
      $
      377,514
   Net increase in unrealized market
  appreciation

         184,693
   Net increase in net assets
  resulting from operations

         562,207
  Distributions to Unit Holders:
   Net investment income (Note 4)

     (355,95                                   )
   Accrued interest at date of
  deposit

        (113,73                                )
      Total Distributions

        (469,68                                )
   Increase in net assets

       92,523
  Net Assets:
   Beginning of period

    9,033,647
   End of period (including
  undistributed net
     investment income of $44,064)
      $
    9,126,170

NOTES TO FINANCIAL STATEMENTS

The original cost to the investors represents the aggregate initial public offering price as of the date of deposit (January 18, 2001), exclusive of accrued interest, computed on the basis of the aggregate offering price of the securities. The initial underwriting commission (sales charge) was 4.70% of the aggregate Public Offering
Price (4.932% of the aggregate offering price of the securities).
Interest income represents interest earned on the Trust's portfolio and has been recorded on the accrual basis.
No Units were redeemed by the Trustee during the period from January 18, 2001 (date of deposit) through October 31, 2001.
Interest received by the Trust is distributed to Unit holders on the fifteenth day of each month, after deducting applicable expenses.
The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal control directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust.
The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Bond included in the Trust's Portfolio of Securities on the basis set forth in Part B, "Public
Offering - Offering Price".  Under the
Securities Act of 1933, as amended (the
"Act"), the Sponsor is deemed to be issuer of the Trust's Units. As such, the Sponsor has the responsibility of issuer under the Act with respect to financial statements of the Trust included in the Registration Statement.
A portion of the Public Offering Price consists of cash in an amount sufficient to reimburse the Sponsor for the per Unit portion of all or a part of the organization and offering costs of establishing a Trust. These costs have been estimated at $2.50 per Unit for the National
Trust. A payment was made as of the close of the initial public offering period to an account maintained by the Trustee from which the obligation of the investors to the Sponsor will be satisfied.
The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions. These estimates affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

====

         TAX EXEMPT SECURITIES TRUST
NATIONAL TRUST 253 - PORTFOLIO OF
SECURITIES - October 31, 2001

====
Ratings
Redemption
Principal
Market
Security Description
  (1)
Provisions (2)
 Amount
Value (3)
The Industrial Development Authority
of the County of Maricopa, Arizona,
Multifamily Housing Revenue Bonds,
Sun King Apartments Project,
A3*
5/1/10 @ 102
$
750,000
$
806,670
6.75% due 5/1/2031
S.F. 5/1/19 @ 100

Colorado Health Facilities Authority,
Health Facilities Revenue Bonds, The
Evangelical Lutheran Good Samaritan
A-
12/1/10 @ 102
500,000
541,580
Society Project, 6.90% due 12/1/2025
S.F. 12/1/21 @ 100

District of Columbia Revenue Bonds,
The Catholic University America Project,
AAA
10/1/09 @ 101
225,000
236,516
AMBAC Insured, 5.625% due 10/1/2029
S.F. 10/1/20 @ 100

Washington Convention Center Authority,
Washington, D.C., Senior Lien Dedicated
Tax Revenue Bonds, AMBAC Insured,
AAA
10/1/08 @ 100
800,000
753,752
4.75% due 10/1/2028
S.F. 10/1/22 @ 100

Marion County, Florida, Hospital District,
Health System Refunding and Improvement
Revenue Bonds, Munroe Regional Health
A2*
10/1/09 @ 101
140,000
141,903
System, 5.625% due 10/1/2024
S.F. 10/1/20 @ 100

Orange County, Florida, Health Facilities
Authority, Hospital Revenue Bonds,
Adventist Health System/Sunbelt Obligated
A-
11/15/10 @ 101
250,000
267,677
Group, 6.375% due 11/15/2020
S.F. 11/15/12 @ 100

Illinois Development Finance Authority,
Hospital Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group,
A-
11/15/09 @ 101
650,000
621,394
5.50% due 11/15/2029
S.F. 11/15/21 @ 100

Illinois Educational Facilities Authority
Revenue Bonds, Loyola University, AMBAC
AAA
7/1/07 @ 102
525,000
552,221
Insured, 5.70% due 7/1/2024
S.F. 7/1/22 @ 100

Illinois Health Facilities Authority Revenue
Refunding Bonds, West Suburban Hospital
Baa2*
7/1/09 @ 101
500,000
467,365
Medical Center, 5.75% due 7/1/2020
S.F. 7/1/16 @ 100

Community College District No. 536, Counties
of Madison, Jersey, Macoupin, Calhoun,
Morgan, Scott and Green and State of Illinois,
Lewis and Clark Community College,
General Obligation Bonds, FGIC Insured,
AAA
11/1/07 @ 100
500,000
517,745
5.60% due 11/1/2027
S.F. 11/1/21 @ 100

Iowa Finance Authority, Hospital Facilities
Revenue Bonds, Iowa Health System,
A1*
2/15/10 @ 101
250,000
281,572
6.75% due 2/15/2024

====

         TAX EXEMPT SECURITIES TRUST
NATIONAL TRUST 253 - PORTFOLIO OF
SECURITIES - October 31, 2001
         (Continued)

====
Ratings
Redemption
Principal
Market
Security Description
  (1)
Provisions (2)
 Amount
Value (3)

Kentucky Economic Development Finance
Authority, Health System Revenue Bonds,
A-**
10/1/10 @ 101
$
625,000
$
654,725
Norton Healthcare, Inc., 6.50% due 10/1/2020
S.F. 10/1/13 @ 100

Massachusetts Development Finance Agency
Revenue Bonds, Boston University Issue,
A3*
5/15/29 @ 105
750,000
740,880
5.45% due 5/15/2059

Massachusetts Health and Educational
Facilities Authority Revenue Bonds,
Addison Gilbert Hospital Issue,
A3*
7/1/03 @ 102
280,000
280,157
5.75% due 7/1/2023
S.F. 7/1/15 @ 100

East Tawas, Michigan, Water Supply System
Revenue Bonds, Asset Guaranty Insured,
AA
5/1/09 @ 100
165,000
165,581
5.60% due 5/1/2029
S.F. 5/1/25 @ 100

Business Finance Authority of the State of
New Hampshire, Pollution Control Refunding
Revenue Bonds, The United Illuminating
A3*
10/1/03 @ 102
810,000
813,742
Company Project, 5.875% due 10/1/2033

Erie, New York, Tobacco Asset
Securitization Corporation, Tobacco
Settlement Asset-Backed Bonds,
A1*
7/15/10 @ 101
160,000
170,526
6.25% due 7/15/2040
S.F. 7/15/33 @ 100

Monroe, New York, Tobacco Asset
Securitization Corporation, Tobacco
Settlement Asset-Backed Bonds,
A1*
6/1/10 @ 101
250,000
268,422
6.375% due 6/1/2035
S.F. 6/1/26 @ 100

City of Austin, Texas, Subordinate Lien
Revenue Refunding Bonds, MBIA Insured,
AAA
5/15/08 @ 101
500,000
434,170
4.25% due 5/15/2028
S.F. 5/15/21 @ 100

Dallas County, Texas, Utility and Reclamation
District, Unlimited Tax Refunding Bonds,
AAA
2/15/05 @ 100
170,000
178,490
AMBAC Insured, 5.875% due 2/15/2029
S.F. 2/15/25 @ 100

Wisconsin Health and Educational Facilities
Authority Revenue Bonds, Aurora Health
A-**
2/15/09 @ 101
       200,000
        187,018
Care, Inc., 5.60% due 2/15/2029
S.F. 2/15/21 @ 100
$
9,000,000
$
9,082,106





The accompanying Notes are an integral part of this Portfolio.


====

         TAX EXEMPT SECURITIES TRUST
NATIONAL TRUST 253 - PORTFOLIO OF
SECURITIES - October 31, 2001
         (Continued)

====


At October 31, 2001, the net unrealized market appreciation of all tax exempt bonds was comprised of the following:

Gross unrealized market appreciation
$
201,958
Gross unrealized market depreciation
        (17,26
)
Net unrealized market appreciation
$
184,693

NOTES TO PORTFOLIO OF SECURITIES:

(1)    For a description of the meaning of the
       applicable rating symbols as published by Standard & Poor's Ratings Group, a division of McGraw-Hill, Inc., Moody's
       Investors Service(*), Fitch Investor
       Services, Inc.(**) and those indicated as NR which are not rated by either service, see Part B, "Bond Ratings."
(2) There is shown under this heading the year in which each issue of bonds initially or currently is redeemable and the redemption price for that year; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter, but not below par. "S.F." indicates a sinking fund has been or will be established with respect to an issue of bonds. The prices at which bonds may be redeemed or called prior to maturity may or may not include a premium and, in certain cases, may be less than the cost of the bonds to the Trust. Certain bonds in the portfolio, including bonds not listed as being subject to redemption provisions, may be redeemed in whole or in part other than by operation of the stated redemption or sinking fund provisions under certain unusual or extraordinary circumstances specified in the instruments setting forth the terms and provisions of such bonds. For example, see discussion of obligations of municipal housing authorities under "Tax Exempt
       Securities Trust Portfolio" in Part B.
(3)    The market value of securities as of
       October 31, 2001 was determined by the
       Evaluator on the basis of bid prices for the securities at such date.

Prospectus
This Prospectus contains information concerning
the Trust and the Sponsor, but does not contain all
the information set forth in the registration
statements and exhibits relating thereto, which the
Trust  has filed with the Securities and Exchange
Commission, Washington, D.C. under the
Securities Act of 1933 and the Investment
Company Act of 1940, and to which reference is
hereby made.
_______________________________________
_______________________
Index:
Page
Summary of Essential Information
A-3
National Trust 253
Financial and Statistical Information
A-7
Report of Independent Auditors
A-7
Statement of Assets and Liabilities
A-8

Statements of Operations
A-8
Statements of Changes in Net Assets
A-9
Notes to Financial Statements
A-9
 9,000 Units
Portfolio of Securities
A-10
Tax Exempt Securities Trust
  1
  The Trust
  1

  Objectives
  1
  Portfolio
  1
Risk Factors
  2
PROSPECTUS
  The Units
13
Dated November 29, 2002
  Estimated Current Return and Estimated Long-
Term Return
 14
Taxes
 14
Expenses and Charges
16

Public Offering
18
  Offering Price
18
  Method of Evaluation
18
Sponsor:
  Distribution of Units
18
  Market for Units
19
SALOMON SMITH BARNEY INC.
  Exchange Option
19
  Reinvestment Programs
20
300 First Stamford Place, 4th Fl.
  Sponsor's and Underwriters' Profits
20
Stamford, CT   06902
Rights of Unit Holders
20
(800) 298-UNIT
  Certificates
20
  Distribution of Interest and Principal
20
  Reports and Records
21
Trustee:
  Redemption of Units
22
Sponsor
23
JPMORGAN CHASE BANK
  Limitations on Liability
23
  Responsibility
24
4 New York Plaza
  Resignation
24
New York, NY  10004
Trustee
24
(800) 354-6565
  Limitations on Liability
24
  Resignation
25
__________________________________
Evaluator
25
  Limitations on Liability
25
This Prospectus does not constitute an
  Responsibility
25
offer to sell, or a solicitation of an offer
  Resignation
25
to buy, securities in any state to any
Amendment and Termination of the Trust
Agreement
25
person to whom it is not lawful to make
  Amendment
25
such offer in such state.
  Termination
26
Legal Opinions
26
Auditors
26
Bond Ratings
26
  Standard & Poor's Corporation
26
  Moody's Investors Service
27
  Fitch Investors Service, Inc
28
  Duff & Phelps Credit Rating Co
29
==================================
======================
No person is authorized to give any information
or to make any representations with respect to
this Trust, not contained in this Prospectus and
you should not rely on any other information.
The Trust is registered as a unit investment that
under the Investment Company Act of 1940.
Such registration does not imply that the Trust or
any of its Units have been guaranteed, sponsored,
recommended or approved by the United States
or any other state or any agency or office thereof.

         PART II

INFORMATION NOT REQUIRED IN
PROSPECTUS

 CONTENTS OF REGISTRATION
STATEMENT


     This Post-Effective Amendment to
the Registration Statement on Form
S-6 comprises the following papers
and documents:

        The facing Sheet on Form
S-6.

        The Prospectus.

        Consent of Independent
Auditors.

        Signatures.



     The following exhibits:

    4.1  Consent of KPMG LLP.

    4.2  Consent of the Evaluator.

 Exhibit 4.1

     CONSENT OF COUNSEL

 The consent of counsel to the use of
their name in the Prospectus included in this
Post-Effective Amendment to the
Registration Statement ("Post-Effective
Amendment") is contained in their opinion
filed as Exhibit 3.1 to the Registration
Statement.
    ====================
================

   CONSENT OF INDEPENDENT
AUDITORS

 We consent to the use of our report
dated June 10, 2002 included herein and to the reference to our firm under the heading
"AUDITORS" in the prospectus.




KPMG  LLP

New York, New York
October 15, 2002

         SIGNATURES

  Pursuant to the requirements of the
Securities Act of 1933, the registrant, Tax
Exempt Securities Trust, National Trust 253, certifies that it meets all the requirements for effectiveness of this Post-Effective
Amendment pursuant to Rule 485(b) under
the Securities Act of 1933 and has duly
caused this Post-Effective Amendment to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York, and State of New York on the
15th day of October, 2002.


Signature appears on page II-3

  A majority of the members of the
Board of Directors of Salomon Smith Barney
Inc. have signed this Post-Effective
Amendment pursuant to Powers of Attorney authorizing the person signing this Post-
Effective Amendment to do so on behalf of such members. These Powers of Attorney were filed with the Securities and Exchange
Commission under the Securities Act of 1933 with the Registration Statement of Tax
Exempt Securities Trust, Appreciation Series
7, Registration No. 2-78499 and with the
Registration Statement of Tax Exempt
Securities Trust, Series 110, Intermediate
Term Series 15 and Short-Intermediate Term
Series 13, Registration Nos. 2-97179, 2-
95591 and 2-96184, respectively, with the Registration Statement of Tax Exempt
Securities Trust, Series 284, Amendment
No. 2, Registration No. 33-22777, with the
Registration Statement of Tax Exempt
Securities Trust, Series 295, Amendment
No. 1, Registration No. 33-26376, and with the Registration Statement of Tax Exempt
Securities Trust, Series 335, Amendment
No., Registration No. 33-37952.

SALOMON SMITH BARNEY INC.,
Depositor

By                    /s/     GEORGE S.
MICHINARD, JR.
                               (George S.
Michinard, Jr.
                                 Authorized
Signatory)


By the following persons*, who
constitute the principal
officers and a majority of the directors of Salomon Smith
Barney Inc.:

NAME
TITLE

Deryck C. Maughan
Director
Michael A. Carpenter
Chief Executive Officer,
Chairman and Director
Michael J. Day
Comptroller

By                     /s/     GEORGE S.
MICHINARD, JR.
                               (George S.
Michinard, Jr.
                                     Attorney-in-
Fact)





________
  *  Pursuant to Powers of Attorney
     filed as exhibits to Registration
     Statement Nos. 333-62533, 333-
     66875 and
 333-83588.

 Exhibit 4.2

55 Water Street, 45th Floor         Frank A.
                                    Ciccotto, Jr.
New York, NY   10041      Managing
                          Director
Tel   212-438-4417             E-Business
                               Services
Fax  212 438-7748
frank_ciccotto@standardandpoors.com


      Standard &
Poor's

                A Division of
The McGraw-Hill Companies





Salomon Smith Barney Inc.
388 Greenwich Street
New York, NY   10013


JP Morgan Chase Bank
4 Chase MetroTech Center, 3rd Floor
Brooklyn, New York   11245


 RE:  Tax Exempt Securities
      Trust, National Trust 253


Gentlemen:

 We have examined the post-
effective amendment to the Registration
Statement for the above mentioned trusts.
We hereby acknowledge that Kenny S&P
Evaluation Services, a division of J.J. Kenny
Co., Inc. is currently acting as the evaluator for the trusts. We hereby consent to the use in the Registration Statement of the references to Kenny S&P Evaluation
Services, a division of J.J. Kenny Co., Inc. as evaluator.

 In addition, we hereby confirm that
the ratings indicated in the Registration
Statement for the respective bonds
comprising the trust portfolio are the ratings indicated in our KENNYBASE database as of the date of the evaluation report.

 You are hereby authorized to file a
copy of this letter with the Securities and Exchange Commission.




           Sincerely,


           Frank A. Ciccotto

           Vice President